Financial Risk Management - Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable, impact on interest expense	$ 1,905	$ 5,428
Reasonably possible decrease in risk variable, impact on interest expense	(227)	$ (3,221)
Fixed interest rate | Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2,703,628
Floating interest rate | Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 1,251,023